Risk Management - Disclosure of movement in gross exposures and impairment allowance including reconciliation of ECL (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Loans and advances at amortised cost
Opening/Beginning balance	£ 4,352
Closing/Ending balance	4,514	£ 4,352
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Recoveries and reimbursements	(41)	(228)	£ 259
Total exchange and other adjustments	190	(306)
Total credit impairment charge for the year	1,578	933	(277)
Post write-off recoveries	17	33	31
Financial guarantee contracts
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Reimbursements	24	195
Loans and advances at amortised cost
Loans and advances at amortised cost
Opening/Beginning balance	4,311
Closing/Ending balance	4,490	4,311
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	1,512	1,358
Total credit impairment charge for the year	1,578	897	(262)
Retail mortgages
Loans and advances at amortised cost
Opening/Beginning balance	393
Closing/Ending balance	360	393
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	(17)	30
Retail credit cards
Loans and advances at amortised cost
Opening/Beginning balance	2,363
Closing/Ending balance	2,861	2,363
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	1,297	889
Retail other
Loans and advances at amortised cost
Opening/Beginning balance	238
Closing/Ending balance	52	238
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	(3)	62
Corporate loans
Loans and advances at amortised cost
Opening/Beginning balance	1,317
Closing/Ending balance	1,217	1,317
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	235	377
Loan commitments and financial guarantees
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	(59)	33
Other financial assets
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	(7)	48
Debt securities at amortised cost
Loans and advances at amortised cost
Opening/Beginning balance	41
Closing/Ending balance	24	41
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	(17)	28
Financial assets at amortised cost | Loans and advances at amortised cost
Loans and advances at amortised cost
Write-offs	(855)	(977)
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Post write-off recoveries	17	33
Net write-offs	838	944
Stage 1
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Recoveries and reimbursements	6	(121)
Stage 1 | Loans and advances at amortised cost
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	(37)	(101)
Stage 1 | Retail mortgages
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	(1)	4
Stage 1 | Retail credit cards
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	96	(216)
Stage 1 | Retail other
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	(10)	4
Stage 1 | Corporate loans
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	(122)	107
Stage 1 | Loan commitments and financial guarantees
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	(67)	31
Stage 1 | Other financial assets
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	7	3
Stage 1 | Debt securities at amortised cost
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	(1)	2
Lifetime expected credit losses | Stage 2
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Recoveries and reimbursements	(1)	(61)
Lifetime expected credit losses | Stage 2 | Loans and advances at amortised cost
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	120	454
Lifetime expected credit losses | Stage 2 | Retail mortgages
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	3	(10)
Lifetime expected credit losses | Stage 2 | Retail credit cards
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	52	385
Lifetime expected credit losses | Stage 2 | Retail other
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	5	12
Lifetime expected credit losses | Stage 2 | Corporate loans
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	60	67
Lifetime expected credit losses | Stage 2 | Loan commitments and financial guarantees
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	(12)	1
Lifetime expected credit losses | Stage 2 | Other financial assets
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	(7)	8
Lifetime expected credit losses | Stage 2 | Debt securities at amortised cost
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	(16)	27
Lifetime expected credit losses | Stage 3
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Recoveries and reimbursements	(46)	(46)
Lifetime expected credit losses | Stage 3 | Loans and advances at amortised cost
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	1,429	1,005
Lifetime expected credit losses | Stage 3 | Retail mortgages
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	(19)	36
Lifetime expected credit losses | Stage 3 | Retail credit cards
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	1,149	720
Lifetime expected credit losses | Stage 3 | Retail other
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	2	46
Lifetime expected credit losses | Stage 3 | Corporate loans
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	297	203
Lifetime expected credit losses | Stage 3 | Loan commitments and financial guarantees
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	20	1
Lifetime expected credit losses | Stage 3 | Other financial assets
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	(7)	37
Lifetime expected credit losses | Stage 3 | Debt securities at amortised cost
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	0	(1)
Gross exposure | Retail mortgages
Loans and advances at amortised cost
Opening/Beginning balance	11,798	11,371
Business activity in the year	339	1,887
Refinements to models used for calculation	0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	(2,881)	(130)
Final repayments	(878)	(1,307)
Disposals	0	0
Write-offs	(16)	(23)
Closing/Ending balance	8,362	11,798	11,371
Gross exposure | Retail credit cards
Loans and advances at amortised cost
Opening/Beginning balance	27,678	19,560
Business activity in the year	2,183	5,003
Refinements to models used for calculation	0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	417	4,069
Final repayments	(148)	(105)
Transfers to assets held for sale	(2,158)
Disposals	(27)	(217)
Write-offs	(658)	(632)
Closing/Ending balance	27,287	27,678	19,560
Gross exposure | Retail other
Loans and advances at amortised cost
Opening/Beginning balance	7,962	7,847
Business activity in the year	4,944	3,010
Refinements to models used for calculation	0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	(2,252)	306
Final repayments	(5,187)	(3,163)
Transfers to assets held for sale	(1,933)
Disposals	(85)	(19)
Write-offs	(38)	(19)
Closing/Ending balance	3,411	7,962	7,847
Gross exposure | Corporate loans
Loans and advances at amortised cost
Opening/Beginning balance	111,545	90,471
Business activity in the year	24,021	28,455
Refinements to models used for calculation	0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	2,302	20,689
Final repayments	(25,959)	(27,687)
Disposals	(608)	(80)
Write-offs	(143)	(303)
Closing/Ending balance	111,158	111,545	90,471
Gross exposure | Transfers from Stage 1 to Stage 2 | Retail mortgages
Loans and advances at amortised cost
Transfers	0	0
Gross exposure | Transfers from Stage 1 to Stage 2 | Retail credit cards
Loans and advances at amortised cost
Transfers	0	0
Gross exposure | Transfers from Stage 1 to Stage 2 | Retail other
Loans and advances at amortised cost
Transfers	0	0
Gross exposure | Transfers from Stage 1 to Stage 2 | Corporate loans
Loans and advances at amortised cost
Transfers	0	0
Gross exposure | Transfers from Stage 2 to Stage 1 | Retail mortgages
Loans and advances at amortised cost
Transfers	0	0
Gross exposure | Transfers from Stage 2 to Stage 1 | Retail credit cards
Loans and advances at amortised cost
Transfers	0	0
Gross exposure | Transfers from Stage 2 to Stage 1 | Retail other
Loans and advances at amortised cost
Transfers	0	0
Gross exposure | Transfers from Stage 2 to Stage 1 | Corporate loans
Loans and advances at amortised cost
Transfers	0	0
Gross exposure | Transfers to Stage 3 | Retail mortgages
Loans and advances at amortised cost
Transfers	0	0
Gross exposure | Transfers to Stage 3 | Retail credit cards
Loans and advances at amortised cost
Transfers	0	0
Gross exposure | Transfers to Stage 3 | Retail other
Loans and advances at amortised cost
Transfers	0	0
Gross exposure | Transfers to Stage 3 | Corporate loans
Loans and advances at amortised cost
Transfers	0	0
Gross exposure | Transfers from Stage 3 | Retail mortgages
Loans and advances at amortised cost
Transfers	0	0
Gross exposure | Transfers from Stage 3 | Retail credit cards
Loans and advances at amortised cost
Transfers	0	0
Gross exposure | Transfers from Stage 3 | Retail other
Loans and advances at amortised cost
Transfers	0	0
Gross exposure | Transfers from Stage 3 | Corporate loans
Loans and advances at amortised cost
Transfers	0	0
Gross exposure | Wealth portfolio | Retail other | Italy
Loans and advances at amortised cost
Disposals	(64)
Gross exposure | Debt securities at amortised cost | Retail other
Loans and advances at amortised cost
Disposals	(21)
Gross exposure | Debt securities at amortised cost | Corporate loans
Loans and advances at amortised cost
Disposals	(608)	(80)
Gross exposure | Stage 1 | Retail mortgages
Loans and advances at amortised cost
Opening/Beginning balance	10,458	9,760
Business activity in the year	339	1,887
Refinements to models used for calculation	0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	(2,518)	(131)
Final repayments	(766)	(1,098)
Disposals	0	0
Write-offs	0	0
Closing/Ending balance	7,257	10,458	9,760
Gross exposure | Stage 1 | Retail credit cards
Loans and advances at amortised cost
Opening/Beginning balance	22,669	16,353
Business activity in the year	1,928	4,626
Refinements to models used for calculation	0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	(38)	2,876
Final repayments	(116)	(85)
Transfers to assets held for sale	(1,621)
Disposals	0	(159)
Write-offs	0	0
Closing/Ending balance	22,315	22,669	16,353
Gross exposure | Stage 1 | Retail other
Loans and advances at amortised cost
Opening/Beginning balance	6,915	6,885
Business activity in the year	4,914	2,953
Refinements to models used for calculation	0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	(2,046)	234
Final repayments	(4,515)	(2,799)
Transfers to assets held for sale	(1,561)
Disposals	0	0
Write-offs	0	0
Closing/Ending balance	2,734	6,915	6,885
Gross exposure | Stage 1 | Corporate loans
Loans and advances at amortised cost
Opening/Beginning balance	100,121	76,947
Business activity in the year	23,136	25,938
Refinements to models used for calculation	0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	2,704	18,918
Final repayments	(23,301)	(24,103)
Disposals	(386)	0
Write-offs	0	0
Closing/Ending balance	100,956	100,121	76,947
Gross exposure | Stage 1 | Transfers from Stage 1 to Stage 2 | Retail mortgages
Loans and advances at amortised cost
Transfers	(274)	(179)
Gross exposure | Stage 1 | Transfers from Stage 1 to Stage 2 | Retail credit cards
Loans and advances at amortised cost
Transfers	(1,515)	(1,565)
Gross exposure | Stage 1 | Transfers from Stage 1 to Stage 2 | Retail other
Loans and advances at amortised cost
Transfers	(693)	(365)
Gross exposure | Stage 1 | Transfers from Stage 1 to Stage 2 | Corporate loans
Loans and advances at amortised cost
Transfers	(4,546)	(1,964)
Gross exposure | Stage 1 | Transfers from Stage 2 to Stage 1 | Retail mortgages
Loans and advances at amortised cost
Transfers	93	393
Gross exposure | Stage 1 | Transfers from Stage 2 to Stage 1 | Retail credit cards
Loans and advances at amortised cost
Transfers	1,556	896
Gross exposure | Stage 1 | Transfers from Stage 2 to Stage 1 | Retail other
Loans and advances at amortised cost
Transfers	165	130
Gross exposure | Stage 1 | Transfers from Stage 2 to Stage 1 | Corporate loans
Loans and advances at amortised cost
Transfers	3,488	4,593
Gross exposure | Stage 1 | Transfers to Stage 3 | Retail mortgages
Loans and advances at amortised cost
Transfers	(84)	(192)
Gross exposure | Stage 1 | Transfers to Stage 3 | Retail credit cards
Loans and advances at amortised cost
Transfers	(557)	(286)
Gross exposure | Stage 1 | Transfers to Stage 3 | Retail other
Loans and advances at amortised cost
Transfers	(467)	(161)
Gross exposure | Stage 1 | Transfers to Stage 3 | Corporate loans
Loans and advances at amortised cost
Transfers	(329)	(263)
Gross exposure | Stage 1 | Transfers from Stage 3 | Retail mortgages
Loans and advances at amortised cost
Transfers	9	18
Gross exposure | Stage 1 | Transfers from Stage 3 | Retail credit cards
Loans and advances at amortised cost
Transfers	9	13
Gross exposure | Stage 1 | Transfers from Stage 3 | Retail other
Loans and advances at amortised cost
Transfers	22	38
Gross exposure | Stage 1 | Transfers from Stage 3 | Corporate loans
Loans and advances at amortised cost
Transfers	69	55
Gross exposure | Lifetime expected credit losses | Stage 2 | Retail mortgages
Loans and advances at amortised cost
Opening/Beginning balance	362	653
Business activity in the year	0	0
Refinements to models used for calculation	0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	(101)	(7)
Final repayments	(24)	(64)
Disposals	0	0
Write-offs	0	0
Closing/Ending balance	389	362	653
Gross exposure | Lifetime expected credit losses | Stage 2 | Retail credit cards
Loans and advances at amortised cost
Opening/Beginning balance	3,880	2,174
Business activity in the year	231	260
Refinements to models used for calculation	0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	479	1,142
Final repayments	(30)	(16)
Transfers to assets held for sale	(445)
Disposals	0	(29)
Write-offs	0	0
Closing/Ending balance	3,450	3,880	2,174
Gross exposure | Lifetime expected credit losses | Stage 2 | Retail other
Loans and advances at amortised cost
Opening/Beginning balance	524	533
Business activity in the year	24	49
Refinements to models used for calculation	0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	(70)	(9)
Final repayments	(300)	(218)
Transfers to assets held for sale	(288)
Disposals	0	0
Write-offs	0	0
Closing/Ending balance	369	524	533
Gross exposure | Lifetime expected credit losses | Stage 2 | Corporate loans
Loans and advances at amortised cost
Opening/Beginning balance	10,484	12,628
Business activity in the year	846	2,507
Refinements to models used for calculation	0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	(753)	1,689
Final repayments	(2,376)	(3,492)
Disposals	(114)	(31)
Write-offs	0	0
Closing/Ending balance	8,967	10,484	12,628
Gross exposure | Lifetime expected credit losses | Stage 2 | Transfers from Stage 1 to Stage 2 | Retail mortgages
Loans and advances at amortised cost
Transfers	274	179
Gross exposure | Lifetime expected credit losses | Stage 2 | Transfers from Stage 1 to Stage 2 | Retail credit cards
Loans and advances at amortised cost
Transfers	1,515	1,565
Gross exposure | Lifetime expected credit losses | Stage 2 | Transfers from Stage 1 to Stage 2 | Retail other
Loans and advances at amortised cost
Transfers	693	365
Gross exposure | Lifetime expected credit losses | Stage 2 | Transfers from Stage 1 to Stage 2 | Corporate loans
Loans and advances at amortised cost
Transfers	4,546	1,964
Gross exposure | Lifetime expected credit losses | Stage 2 | Transfers from Stage 2 to Stage 1 | Retail mortgages
Loans and advances at amortised cost
Transfers	(93)	(393)
Gross exposure | Lifetime expected credit losses | Stage 2 | Transfers from Stage 2 to Stage 1 | Retail credit cards
Loans and advances at amortised cost
Transfers	(1,556)	(896)
Gross exposure | Lifetime expected credit losses | Stage 2 | Transfers from Stage 2 to Stage 1 | Retail other
Loans and advances at amortised cost
Transfers	(165)	(130)
Gross exposure | Lifetime expected credit losses | Stage 2 | Transfers from Stage 2 to Stage 1 | Corporate loans
Loans and advances at amortised cost
Transfers	(3,488)	(4,593)
Gross exposure | Lifetime expected credit losses | Stage 2 | Transfers to Stage 3 | Retail mortgages
Loans and advances at amortised cost
Transfers	(57)	(39)
Gross exposure | Lifetime expected credit losses | Stage 2 | Transfers to Stage 3 | Retail credit cards
Loans and advances at amortised cost
Transfers	(630)	(327)
Gross exposure | Lifetime expected credit losses | Stage 2 | Transfers to Stage 3 | Retail other
Loans and advances at amortised cost
Transfers	(53)	(67)
Gross exposure | Lifetime expected credit losses | Stage 2 | Transfers to Stage 3 | Corporate loans
Loans and advances at amortised cost
Transfers	(374)	(217)
Gross exposure | Lifetime expected credit losses | Stage 2 | Transfers from Stage 3 | Retail mortgages
Loans and advances at amortised cost
Transfers	28	33
Gross exposure | Lifetime expected credit losses | Stage 2 | Transfers from Stage 3 | Retail credit cards
Loans and advances at amortised cost
Transfers	6	7
Gross exposure | Lifetime expected credit losses | Stage 2 | Transfers from Stage 3 | Retail other
Loans and advances at amortised cost
Transfers	4	1
Gross exposure | Lifetime expected credit losses | Stage 2 | Transfers from Stage 3 | Corporate loans
Loans and advances at amortised cost
Transfers	196	29
Gross exposure | Lifetime expected credit losses | Stage 3 | Retail mortgages
Loans and advances at amortised cost
Opening/Beginning balance	978	958
Business activity in the year	0	0
Refinements to models used for calculation	0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	(262)	8
Final repayments	(88)	(145)
Disposals	0	0
Write-offs	(16)	(23)
Closing/Ending balance	716	978	958
Gross exposure | Lifetime expected credit losses | Stage 3 | Retail credit cards
Loans and advances at amortised cost
Opening/Beginning balance	1,129	1,033
Business activity in the year	24	117
Refinements to models used for calculation	0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	(24)	51
Final repayments	(2)	(4)
Transfers to assets held for sale	(92)
Disposals	(27)	(29)
Write-offs	(658)	(632)
Closing/Ending balance	1,522	1,129	1,033
Gross exposure | Lifetime expected credit losses | Stage 3 | Retail other
Loans and advances at amortised cost
Opening/Beginning balance	523	429
Business activity in the year	6	8
Refinements to models used for calculation	0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	(136)	81
Final repayments	(372)	(146)
Transfers to assets held for sale	(84)
Disposals	(85)	(19)
Write-offs	(38)	(19)
Closing/Ending balance	308	523	429
Gross exposure | Lifetime expected credit losses | Stage 3 | Corporate loans
Loans and advances at amortised cost
Opening/Beginning balance	940	896
Business activity in the year	39	10
Refinements to models used for calculation	0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	351	82
Final repayments	(282)	(92)
Disposals	(108)	(49)
Write-offs	(143)	(303)
Closing/Ending balance	1,235	940	896
Gross exposure | Lifetime expected credit losses | Stage 3 | Transfers from Stage 1 to Stage 2 | Retail mortgages
Loans and advances at amortised cost
Transfers	0	0
Gross exposure | Lifetime expected credit losses | Stage 3 | Transfers from Stage 1 to Stage 2 | Retail credit cards
Loans and advances at amortised cost
Transfers	0	0
Gross exposure | Lifetime expected credit losses | Stage 3 | Transfers from Stage 1 to Stage 2 | Retail other
Loans and advances at amortised cost
Transfers	0	0
Gross exposure | Lifetime expected credit losses | Stage 3 | Transfers from Stage 1 to Stage 2 | Corporate loans
Loans and advances at amortised cost
Transfers	0	0
Gross exposure | Lifetime expected credit losses | Stage 3 | Transfers from Stage 2 to Stage 1 | Retail mortgages
Loans and advances at amortised cost
Transfers	0	0
Gross exposure | Lifetime expected credit losses | Stage 3 | Transfers from Stage 2 to Stage 1 | Retail credit cards
Loans and advances at amortised cost
Transfers	0	0
Gross exposure | Lifetime expected credit losses | Stage 3 | Transfers from Stage 2 to Stage 1 | Retail other
Loans and advances at amortised cost
Transfers	0	0
Gross exposure | Lifetime expected credit losses | Stage 3 | Transfers from Stage 2 to Stage 1 | Corporate loans
Loans and advances at amortised cost
Transfers	0	0
Gross exposure | Lifetime expected credit losses | Stage 3 | Transfers to Stage 3 | Retail mortgages
Loans and advances at amortised cost
Transfers	141	231
Gross exposure | Lifetime expected credit losses | Stage 3 | Transfers to Stage 3 | Retail credit cards
Loans and advances at amortised cost
Transfers	1,187	613
Gross exposure | Lifetime expected credit losses | Stage 3 | Transfers to Stage 3 | Retail other
Loans and advances at amortised cost
Transfers	520	228
Gross exposure | Lifetime expected credit losses | Stage 3 | Transfers to Stage 3 | Corporate loans
Loans and advances at amortised cost
Transfers	703	480
Gross exposure | Lifetime expected credit losses | Stage 3 | Transfers from Stage 3 | Retail mortgages
Loans and advances at amortised cost
Transfers	(37)	(51)
Gross exposure | Lifetime expected credit losses | Stage 3 | Transfers from Stage 3 | Retail credit cards
Loans and advances at amortised cost
Transfers	(15)	(20)
Gross exposure | Lifetime expected credit losses | Stage 3 | Transfers from Stage 3 | Retail other
Loans and advances at amortised cost
Transfers	(26)	(39)
Gross exposure | Lifetime expected credit losses | Stage 3 | Transfers from Stage 3 | Corporate loans
Loans and advances at amortised cost
Transfers	(265)	(84)
ECL | Retail mortgages
Loans and advances at amortised cost
Opening/Beginning balance	393	386
Business activity in the year	1	5
Refinements to models used for calculation	0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	(15)	30
Final repayments	(3)	(5)
Disposals	0	0
Write-offs	(16)	(23)
Closing/Ending balance	360	393	386
ECL | Retail credit cards
Loans and advances at amortised cost
Opening/Beginning balance	2,276	2,049
Business activity in the year	145	308
Refinements to models used for calculation	(68)	317
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	1,242	291
Final repayments	(22)	(27)
Transfers to assets held for sale	(124)
Disposals	(15)	(30)
Write-offs	(658)	(632)
Closing/Ending balance	2,776	2,276	2,049
ECL | Retail other
Loans and advances at amortised cost
Opening/Beginning balance	238	206
Business activity in the year	14	32
Refinements to models used for calculation	0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	3	44
Final repayments	(20)	(14)
Transfers to assets held for sale	(112)
Disposals	(40)	(11)
Write-offs	(38)	(19)
Closing/Ending balance	45	238	206
ECL | Corporate loans
Loans and advances at amortised cost
Opening/Beginning balance	872	845
Business activity in the year	77	139
Refinements to models used for calculation	113	(13)
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	172	367
Final repayments	(127)	(116)
Disposals	(128)	(47)
Write-offs	(143)	(303)
Closing/Ending balance	836	872	845
ECL | Transfers from Stage 1 to Stage 2 | Retail mortgages
Loans and advances at amortised cost
Transfers	0	0
ECL | Transfers from Stage 1 to Stage 2 | Retail credit cards
Loans and advances at amortised cost
Transfers	0	0
ECL | Transfers from Stage 1 to Stage 2 | Retail other
Loans and advances at amortised cost
Transfers	0	0
ECL | Transfers from Stage 1 to Stage 2 | Corporate loans
Loans and advances at amortised cost
Transfers	0	0
ECL | Transfers from Stage 2 to Stage 1 | Retail mortgages
Loans and advances at amortised cost
Transfers	0	0
ECL | Transfers from Stage 2 to Stage 1 | Retail credit cards
Loans and advances at amortised cost
Transfers	0	0
ECL | Transfers from Stage 2 to Stage 1 | Retail other
Loans and advances at amortised cost
Transfers	0	0
ECL | Transfers from Stage 2 to Stage 1 | Corporate loans
Loans and advances at amortised cost
Transfers	0	0
ECL | Transfers to Stage 3 | Retail mortgages
Loans and advances at amortised cost
Transfers	0	0
ECL | Transfers to Stage 3 | Retail credit cards
Loans and advances at amortised cost
Transfers	0	0
ECL | Transfers to Stage 3 | Retail other
Loans and advances at amortised cost
Transfers	0	0
ECL | Transfers to Stage 3 | Corporate loans
Loans and advances at amortised cost
Transfers	0	0
ECL | Transfers from Stage 3 | Retail mortgages
Loans and advances at amortised cost
Transfers	0	0
ECL | Transfers from Stage 3 | Retail credit cards
Loans and advances at amortised cost
Transfers	0	0
ECL | Transfers from Stage 3 | Retail other
Loans and advances at amortised cost
Transfers	0	0
ECL | Transfers from Stage 3 | Corporate loans
Loans and advances at amortised cost
Transfers	0	0
ECL | Financial assets at amortised cost | Retail credit cards | US
Loans and advances at amortised cost
Refinements to models used for calculation	43	317
ECL | Financial assets at amortised cost | Retail credit cards | Germany
Loans and advances at amortised cost
Refinements to models used for calculation	(111)
ECL | Financial assets at amortised cost | Corporate loans | Corporate and Investment Bank
Loans and advances at amortised cost
Refinements to models used for calculation	93	13
ECL | Financial assets at amortised cost | Corporate loans | Barclaycard Payments
Loans and advances at amortised cost
Refinements to models used for calculation	20
ECL | Stage 1 | Retail mortgages
Loans and advances at amortised cost
Opening/Beginning balance	12	8
Business activity in the year	1	5
Refinements to models used for calculation	0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	(8)	(17)
Final repayments	0	(1)
Disposals	0	0
Write-offs	0	0
Closing/Ending balance	11	12	8
ECL | Stage 1 | Retail credit cards
Loans and advances at amortised cost
Opening/Beginning balance	331	551
Business activity in the year	45	112
Refinements to models used for calculation	(27)	39
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	(228)	(520)
Final repayments	(8)	(14)
Transfers to assets held for sale	(15)
Disposals	0	(4)
Write-offs	0	0
Closing/Ending balance	412	331	551
ECL | Stage 1 | Retail other
Loans and advances at amortised cost
Opening/Beginning balance	38	34
Business activity in the year	7	19
Refinements to models used for calculation	0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	(11)	(16)
Final repayments	(8)	(5)
Transfers to assets held for sale	(20)
Disposals	0	0
Write-offs	0	0
Closing/Ending balance	8	38	34
ECL | Stage 1 | Corporate loans
Loans and advances at amortised cost
Opening/Beginning balance	304	197
Business activity in the year	36	59
Refinements to models used for calculation	(61)	6
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	(79)	27
Final repayments	(36)	(31)
Disposals	(3)	0
Write-offs	0	0
Closing/Ending balance	179	304	197
ECL | Stage 1 | Transfers from Stage 1 to Stage 2 | Retail mortgages
Loans and advances at amortised cost
Transfers	0	0
ECL | Stage 1 | Transfers from Stage 1 to Stage 2 | Retail credit cards
Loans and advances at amortised cost
Transfers	(42)	(35)
ECL | Stage 1 | Transfers from Stage 1 to Stage 2 | Retail other
Loans and advances at amortised cost
Transfers	(3)	(2)
ECL | Stage 1 | Transfers from Stage 1 to Stage 2 | Corporate loans
Loans and advances at amortised cost
Transfers	(29)	(8)
ECL | Stage 1 | Transfers from Stage 2 to Stage 1 | Retail mortgages
Loans and advances at amortised cost
Transfers	6	16
ECL | Stage 1 | Transfers from Stage 2 to Stage 1 | Retail credit cards
Loans and advances at amortised cost
Transfers	374	207
ECL | Stage 1 | Transfers from Stage 2 to Stage 1 | Retail other
Loans and advances at amortised cost
Transfers	5	6
ECL | Stage 1 | Transfers from Stage 2 to Stage 1 | Corporate loans
Loans and advances at amortised cost
Transfers	53	49
ECL | Stage 1 | Transfers to Stage 3 | Retail mortgages
Loans and advances at amortised cost
Transfers	0	0
ECL | Stage 1 | Transfers to Stage 3 | Retail credit cards
Loans and advances at amortised cost
Transfers	(23)	(13)
ECL | Stage 1 | Transfers to Stage 3 | Retail other
Loans and advances at amortised cost
Transfers	(1)	(1)
ECL | Stage 1 | Transfers to Stage 3 | Corporate loans
Loans and advances at amortised cost
Transfers	(7)	(1)
ECL | Stage 1 | Transfers from Stage 3 | Retail mortgages
Loans and advances at amortised cost
Transfers	0	1
ECL | Stage 1 | Transfers from Stage 3 | Retail credit cards
Loans and advances at amortised cost
Transfers	5	8
ECL | Stage 1 | Transfers from Stage 3 | Retail other
Loans and advances at amortised cost
Transfers	1	3
ECL | Stage 1 | Transfers from Stage 3 | Corporate loans
Loans and advances at amortised cost
Transfers	1	6
ECL | Lifetime expected credit losses | Stage 2 | Retail mortgages
Loans and advances at amortised cost
Opening/Beginning balance	25	35
Business activity in the year	0	0
Refinements to models used for calculation	0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	14	8
Final repayments	(1)	(1)
Disposals	0	0
Write-offs	0	0
Closing/Ending balance	28	25	35
ECL | Lifetime expected credit losses | Stage 2 | Retail credit cards
Loans and advances at amortised cost
Opening/Beginning balance	1,127	753
Business activity in the year	80	102
Refinements to models used for calculation	(15)	182
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	620	436
Final repayments	(13)	(10)
Transfers to assets held for sale	(41)
Disposals	0	(11)
Write-offs	0	0
Closing/Ending balance	1,138	1,127	753
ECL | Lifetime expected credit losses | Stage 2 | Retail other
Loans and advances at amortised cost
Opening/Beginning balance	29	17
Business activity in the year	3	7
Refinements to models used for calculation	0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	13	14
Final repayments	(1)	(1)
Transfers to assets held for sale	(32)
Disposals	0	0
Write-offs	0	0
Closing/Ending balance	2	29	17
ECL | Lifetime expected credit losses | Stage 2 | Corporate loans
Loans and advances at amortised cost
Opening/Beginning balance	275	208
Business activity in the year	27	73
Refinements to models used for calculation	174	(19)
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	(65)	104
Final repayments	(39)	(42)
Disposals	(26)	0
Write-offs	0	0
Closing/Ending balance	309	275	208
ECL | Lifetime expected credit losses | Stage 2 | Transfers from Stage 1 to Stage 2 | Retail mortgages
Loans and advances at amortised cost
Transfers	0	0
ECL | Lifetime expected credit losses | Stage 2 | Transfers from Stage 1 to Stage 2 | Retail credit cards
Loans and advances at amortised cost
Transfers	42	35
ECL | Lifetime expected credit losses | Stage 2 | Transfers from Stage 1 to Stage 2 | Retail other
Loans and advances at amortised cost
Transfers	3	2
ECL | Lifetime expected credit losses | Stage 2 | Transfers from Stage 1 to Stage 2 | Corporate loans
Loans and advances at amortised cost
Transfers	29	8
ECL | Lifetime expected credit losses | Stage 2 | Transfers from Stage 2 to Stage 1 | Retail mortgages
Loans and advances at amortised cost
Transfers	(6)	(16)
ECL | Lifetime expected credit losses | Stage 2 | Transfers from Stage 2 to Stage 1 | Retail credit cards
Loans and advances at amortised cost
Transfers	(374)	(207)
ECL | Lifetime expected credit losses | Stage 2 | Transfers from Stage 2 to Stage 1 | Retail other
Loans and advances at amortised cost
Transfers	(5)	(6)
ECL | Lifetime expected credit losses | Stage 2 | Transfers from Stage 2 to Stage 1 | Corporate loans
Loans and advances at amortised cost
Transfers	(53)	(49)
ECL | Lifetime expected credit losses | Stage 2 | Transfers to Stage 3 | Retail mortgages
Loans and advances at amortised cost
Transfers	(5)	(4)
ECL | Lifetime expected credit losses | Stage 2 | Transfers to Stage 3 | Retail credit cards
Loans and advances at amortised cost
Transfers	(292)	(157)
ECL | Lifetime expected credit losses | Stage 2 | Transfers to Stage 3 | Retail other
Loans and advances at amortised cost
Transfers	(8)	(5)
ECL | Lifetime expected credit losses | Stage 2 | Transfers to Stage 3 | Corporate loans
Loans and advances at amortised cost
Transfers	(16)	(9)
ECL | Lifetime expected credit losses | Stage 2 | Transfers from Stage 3 | Retail mortgages
Loans and advances at amortised cost
Transfers	1	3
ECL | Lifetime expected credit losses | Stage 2 | Transfers from Stage 3 | Retail credit cards
Loans and advances at amortised cost
Transfers	4	4
ECL | Lifetime expected credit losses | Stage 2 | Transfers from Stage 3 | Retail other
Loans and advances at amortised cost
Transfers	0	1
ECL | Lifetime expected credit losses | Stage 2 | Transfers from Stage 3 | Corporate loans
Loans and advances at amortised cost
Transfers	3	1
ECL | Lifetime expected credit losses | Stage 3 | Retail mortgages
Loans and advances at amortised cost
Opening/Beginning balance	356	343
Business activity in the year	0	0
Refinements to models used for calculation	0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	(21)	39
Final repayments	(2)	(3)
Disposals	0	0
Write-offs	(16)	(23)
Closing/Ending balance	321	356	343
ECL | Lifetime expected credit losses | Stage 3 | Retail credit cards
Loans and advances at amortised cost
Opening/Beginning balance	818	745
Business activity in the year	20	94
Refinements to models used for calculation	(26)	96
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	850	375
Final repayments	(1)	(3)
Transfers to assets held for sale	(68)
Disposals	(15)	(15)
Write-offs	(658)	(632)
Closing/Ending balance	1,226	818	745
ECL | Lifetime expected credit losses | Stage 3 | Retail other
Loans and advances at amortised cost
Opening/Beginning balance	171	155
Business activity in the year	4	6
Refinements to models used for calculation	0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	1	46
Final repayments	(11)	(8)
Transfers to assets held for sale	(60)
Disposals	(40)	(11)
Write-offs	(38)	(19)
Closing/Ending balance	35	171	155
ECL | Lifetime expected credit losses | Stage 3 | Corporate loans
Loans and advances at amortised cost
Opening/Beginning balance	293	440
Business activity in the year	14	7
Refinements to models used for calculation	0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	316	236
Final repayments	(52)	(43)
Disposals	(99)	(47)
Write-offs	(143)	(303)
Closing/Ending balance	348	293	£ 440
ECL | Lifetime expected credit losses | Stage 3 | Transfers from Stage 1 to Stage 2 | Retail mortgages
Loans and advances at amortised cost
Transfers	0	0
ECL | Lifetime expected credit losses | Stage 3 | Transfers from Stage 1 to Stage 2 | Retail credit cards
Loans and advances at amortised cost
Transfers	0	0
ECL | Lifetime expected credit losses | Stage 3 | Transfers from Stage 1 to Stage 2 | Retail other
Loans and advances at amortised cost
Transfers	0	0
ECL | Lifetime expected credit losses | Stage 3 | Transfers from Stage 1 to Stage 2 | Corporate loans
Loans and advances at amortised cost
Transfers	0	0
ECL | Lifetime expected credit losses | Stage 3 | Transfers from Stage 2 to Stage 1 | Retail mortgages
Loans and advances at amortised cost
Transfers	0	0
ECL | Lifetime expected credit losses | Stage 3 | Transfers from Stage 2 to Stage 1 | Retail credit cards
Loans and advances at amortised cost
Transfers	0	0
ECL | Lifetime expected credit losses | Stage 3 | Transfers from Stage 2 to Stage 1 | Retail other
Loans and advances at amortised cost
Transfers	0	0
ECL | Lifetime expected credit losses | Stage 3 | Transfers from Stage 2 to Stage 1 | Corporate loans
Loans and advances at amortised cost
Transfers	0	0
ECL | Lifetime expected credit losses | Stage 3 | Transfers to Stage 3 | Retail mortgages
Loans and advances at amortised cost
Transfers	5	4
ECL | Lifetime expected credit losses | Stage 3 | Transfers to Stage 3 | Retail credit cards
Loans and advances at amortised cost
Transfers	315	170
ECL | Lifetime expected credit losses | Stage 3 | Transfers to Stage 3 | Retail other
Loans and advances at amortised cost
Transfers	9	6
ECL | Lifetime expected credit losses | Stage 3 | Transfers to Stage 3 | Corporate loans
Loans and advances at amortised cost
Transfers	23	10
ECL | Lifetime expected credit losses | Stage 3 | Transfers from Stage 3 | Retail mortgages
Loans and advances at amortised cost
Transfers	(1)	(4)
ECL | Lifetime expected credit losses | Stage 3 | Transfers from Stage 3 | Retail credit cards
Loans and advances at amortised cost
Transfers	(9)	(12)
ECL | Lifetime expected credit losses | Stage 3 | Transfers from Stage 3 | Retail other
Loans and advances at amortised cost
Transfers	(1)	(4)
ECL | Lifetime expected credit losses | Stage 3 | Transfers from Stage 3 | Corporate loans
Loans and advances at amortised cost
Transfers	£ (4)	£ (7)